Share-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
E-House Plan | Share Options:
Number of options
Outstanding at the beginning of the period (in shares)	3,332,074
Exercised (in shares)	(194,721)	(81,495)	(301,192)
Forfeited (in shares)	(325,504)
Outstanding at the end of the period (in shares)	17,919,594	3,332,074
Vested and expected to vest at the end of the period (in shares)	17,719,530
Exercisable at the end of the period (in shares)	11,629,919
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 5.34
Granted (in dollars per share)		$ 5.31
Exercised (in dollars per share)	$ 2.88
Forfeited (in dollars per share)	$ 5.01
Outstanding at the end of the period (in dollars per share)	$ 4.15	$ 5.34
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.15
Exercisable at the end of the period (in dollars per share)	$ 3.93
Weighted average remaining contractual term
Outstanding at the end of the period	6 years 10 months 6 days
Vested and expected to vest at the end of the period	6 years 9 months 29 days
Exercisable at the end of the period	6 years 1 month 6 days
Aggregate Intrinsic value of options
Exercisable at the end of the period	$ 1,977,086
Additional disclosure
Total unrecognized compensation expense	$ 18,949,198
Weighted average period over which cost is expected to be recognized	1 year 5 months 16 days
E-House Plan | E-House Replacement Options
Number of options
Granted (in shares)	15,107,745
Weighted Average exercise Price
Granted (in dollars per share)	$ 4.63
CRIC Plan | Share Options:
Number of options
Outstanding at the beginning of the period (in shares)	17,303,065
Exercised (in shares)	(200,116)
Forfeited (in shares)	(127,921)
Replaced by E-House options	(16,975,028)
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.09
Exercised (in dollars per share)	$ 1.42
Forfeited (in dollars per share)	$ 4.96
Replaced by E-House options (in dollars per share)	$ 4.12